Personnel Expenses - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Personnel Expense [Abstract]
Percentage of employee wages received as subsidy	75.00%	75.00%
Employee wages received as subsidy per employee per week	$ 847	$ 631
Eligibility to receive wage subsidy	Canadian employer needed to have sustained a 30% decrease in revenues (15% for the first claim period) as compared to the same period in the previous year or to the average monthly sales recognized in January and February 2020 for the periods prior to July 5, 2020. For the following periods, until July 4, 2021, any drop in qualifying revenues makes an employer entitled to the subsidy, in an amount determined on a sliding scale and in proportion to the decrease in the qualifying revenues. For periods after July 4, 2021, a revenue drop of over 10% is required to receive the CEWS.	Canadian employer needed to have sustained a 30% decrease in revenues (15% for the first claim period) as compared to the same period in the previous year or to the average monthly sales recognized in January and February 2020 for the periods prior to July 5, 2020. For the following periods, until July 4, 2021, any drop in qualifying revenues makes an employer entitled to the subsidy, in an amount determined on a sliding scale and in proportion to the decrease in the qualifying revenues. For periods after July 4, 2021, a revenue drop of over 10% is required to receive the CEWS.
CEWS recognized		$ 12,300,000	$ 52,300,000